Director's Loans (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Borrowings [abstract]
Opening balance	$ 812,119	$ 893,800
Principal advances	0	675,000
Principal repayments	(300,000)	(375,000)
Transaction costs	0	(490,449)
Amortization of transaction costs	57,881	108,768	$ 130,256
Closing balance	$ 570,000	$ 812,119	$ 893,800